Business Overview (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended		9 Months Ended	12 Months Ended
	Nov. 29, 2021	Nov. 26, 2021	Nov. 26, 2021	Nov. 24, 2021	Nov. 02, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 20, 2021	Dec. 21, 2020	Dec. 31, 2019	Mar. 03, 2015
Financial Support for Nonconsolidated Legal Entity [Line Items]
Conversion of outstanding principal amount									$ 46,994
Retained Earnings (Accumulated Deficit)							$ 41,166	$ 64,374	41,166			$ 30,179
Cash and Cash Equivalents, at Carrying Value							$ 8,080	1,716	$ 8,080			$ 7,302
Legal settlement								$ 11,250
Common stock, par value							$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common Stock [Member]
Financial Support for Nonconsolidated Legal Entity [Line Items]
Conversion of outstanding principal amount									$ 8
Subsequent Event [Member]
Financial Support for Nonconsolidated Legal Entity [Line Items]
Common stock, par value					$ 0.001
Warrant exercise price					$ 5.00
Option to purchase warrant shares					540,000
Subsequent Event [Member] | Warrant [Member]
Financial Support for Nonconsolidated Legal Entity [Line Items]
Proceeds from underwriting discounts and commission			$ 3,900	$ 3,900
Subsequent Event [Member] | Warrant [Member]
Financial Support for Nonconsolidated Legal Entity [Line Items]
Warrant exercise price		$ 5.00	$ 5.00	$ 5.00
Purchase of common stock		854,000		854,000
Warrants and Rights Outstanding, Term					5 years
Subsequent Event [Member] | IPO [Member]
Financial Support for Nonconsolidated Legal Entity [Line Items]
Shares issued price per share					$ 5.00
Stock description					an initial public offering (“IPO”) and issued and sold 3,600,000 units (“Units”), each consisting of (i) one share of common stock of the Company, par value $0.001 per share (the “Shares”) and (ii) one warrant of the Company (the “Warrants”) entitling the holder to purchase one Share at an exercise price of $5.00 per Share
Number of shares sold					3,600,000
Common stock, par value					$ 0.001
Warrant exercise price										$ 5.00
Proceeds from IPO					$ 15,400
Purchase of common stock					3,600,000
Subsequent Event [Member] | IPO [Member] | Warrant [Member]
Financial Support for Nonconsolidated Legal Entity [Line Items]
Warrant exercise price					$ 5.00
Subsequent Event [Member] | Over-Allotment Option [Member]
Financial Support for Nonconsolidated Legal Entity [Line Items]
Proceeds from IPO					$ 15,400
Subsequent Event [Member] | Over-Allotment Option [Member] | Warrant [Member]
Financial Support for Nonconsolidated Legal Entity [Line Items]
Option to purchase warrant shares					540,000
Subsequent Event [Member] | Private Placement [Member]
Financial Support for Nonconsolidated Legal Entity [Line Items]
Proceeds from Issuance of Private Placement	$ 15,000
Subsequent Event [Member] | Private Placement [Member] | Warrant [Member]
Financial Support for Nonconsolidated Legal Entity [Line Items]
Warrant exercise price	$ 5.25
Option to purchase warrant shares	2,857,143
Warrants and Rights Outstanding, Term	5 years
Subsequent Event [Member] | Private Placement [Member] | Common Stock [Member]
Financial Support for Nonconsolidated Legal Entity [Line Items]
Shares issued price per share	$ 5.25
Purchase of common stock	2,857,143
Second Intercompany Revolving Loan Agreement [Member]
Financial Support for Nonconsolidated Legal Entity [Line Items]
Long-term Line of Credit						$ 20,000
Line of credit description						two-year term
Second Intercompany Revolving Loan Agreement [Member] | Subsequent Event [Member]
Financial Support for Nonconsolidated Legal Entity [Line Items]
Long-term Line of Credit						$ 20,000
Financial Support, Capital Contributions [Member]
Financial Support for Nonconsolidated Legal Entity [Line Items]
Gross capital contribution							$ 47,000		47,000
Revolving Credit Facility [Member]
Financial Support for Nonconsolidated Legal Entity [Line Items]
Conversion of outstanding principal amount							$ 47,000		$ 47,000
Common stock purchase price							7,999,000		7,999,000
Shares issued price per share							$ 5.875		$ 5.875